Stockholders' Equity (Stock Option And Warrant Activity Related To Share-Based Compensation) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 21, 2014	Dec. 31, 2014		Dec. 31, 2013
Outstanding Shares, Beginning		2,852		2,842
Shares Granted		9,197	[1]	708	[2]
Shares Exercised		0		0
Shares Forfeited		(1,520)		(415)
Shares Expired		(182)		(283)
Outstanding Shares, Ending		10,347	[3]	2,852
Shares Exercisable		803	[4]
Outstanding Weighted Average Exercise Price, Beginning		$ 2.10		$ 2.33
Weighted Average Exercise Price Granted	$ 0.09	$ 0.09	[1]	$ 1.79	[2]
Weighted Average Exercise Price Exercised		$ 0		$ 0
Weighted Average Exercise Price Forfeited		$ 1.52		$ 2.02
Weighted Average Exercise Price Expired		$ 3.04		$ 3.78
Outstanding Weighted Average Exercise Price, Ending		$ 0.38		$ 2.10
Weighted Average Exercise Price Exercisable		$ 3.21

[1]	The weighted-average grant-date fair value of awards granted was $0.09.
[2]	The weighted-average grant-date fair value of awards granted was $1.61.
[3]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014.
[4]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014. The weighted-average remaining contractual term for these options is 5.74 years as of December 31, 2014.